UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 36.6%

	Aerospace & Defense – 0.2%

$325	Northrop Grunman	3.700%	8/01/14	BBB	$344,872
	Airlines – 0.9%

500	Delta Airlines, 144A	12.250%	3/15/15	B	553,750

560	Delta Airlines	5.300%	4/15/19	A–	560,000

500	United Airlines Inc., 144A	9.875%	8/01/13	BB–	525,000
1,560	Total Airlines				1,638,750
	Automobiles – 0.8%

400	Chrysler GP/CG Company, 144A	8.000%	6/15/19	B	393,000

990	Volkswagen International Finance NV, 144A	1.875%	4/01/14	A–	996,190
1,390	Total Automobiles				1,389,190
	Beverages – 0.3%

500	Dr. Pepper Snapple Group Inc.	2.900%	1/15/16	Baa1	505,979
	Capital Markets – 0.9%

585	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	632,536

150	Morgan Stanley	5.250%	11/02/12	A	157,709

835	Morgan Stanley	1.874%	1/24/14	A	840,865
1,570	Total Capital Markets				1,631,110
	Chemicals – 1.2%

335	CF Industries Inc.	6.875%	5/01/18	BB+	379,806

825	Dow Chemical Company	2.500%	2/15/16	BBB	819,051

500	Lyondell Chemical Company	8.000%	11/01/17	BB+	556,250

375	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	398,410
2,035	Total Chemicals				2,153,517
	Commercial Banks – 5.4%

500	Barclays Bank PLC	2.375%	1/13/14	AA–	505,938

850	BB&T Corporation	3.200%	3/15/16	A	869,521

250	BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A1	254,375

223	CIT Group Inc.	7.000%	5/01/14	B+	225,857

325	Citigroup Inc.	6.500%	8/19/13	A	353,456

225	Credit Suisse New York	5.500%	5/01/14	Aa1	247,128

920	Deutsche Bank London	4.875%	5/20/13	Aa3	977,361

260	Fifth Third Bancorp.	6.250%	5/01/13	Baa1	281,494

300	Household Finance Corporation	6.375%	11/27/12	A	320,947

335	KeyCorp.	6.500%	5/14/13	BBB+	364,530

750	Lloyds TSB Bank	4.875%	1/21/16	Aa3	767,078

575	Morgan Stanley	6.000%	5/13/14	A	626,244

500	Norea Bank AB, 144A	2.125%	1/14/14	Aa2	503,496

200	PNC Funding Corporation	5.400%	6/10/14	A	220,683

485	PNC Funding Corporation	3.625%	2/08/15	A	510,829

430	Royal Bank of Scotland Group PLC	4.875%	8/25/14	Aa3	447,529

750	Societe Generale, 144A	2.500%	1/15/14	Aa2	746,540

675	Wells Fargo & Company	5.250%	10/23/12	AA–	712,187

275	Wells Fargo & Company	4.950%	10/16/13	A+	292,619

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Banks (continued)

$675	Wells Fargo & Company	3.676%	6/15/16	AA–	$693,454
9,503	Total Commercial Banks				9,921,266
	Commercial Services & Supplies – 0.2%

300	Hertz Corporation, 144A	6.750%	4/15/19	B2	297,000
	Consumer Finance – 0.8%

530	American Express Credit Corporation	7.300%	8/20/13	A2	589,884

750	Capital One Bank	6.500%	6/13/13	Baa1	818,043
1,280	Total Consumer Finance				1,407,927
	Containers & Packaging – 0.2%

300	Graham Packaging Company LP, GPC Capital Corporation I	8.250%	10/01/18	B–	333,750
	Diversified Financial Services – 5.2%

1,500	Bank of America Corporation	1.724%	1/30/14	A	1,503,456

350	Bank of America Corporation	4.500%	4/01/15	A	365,925

225	Capital One Financial Corporation	7.375%	5/23/14	Baa1	256,913

1,515	Citigroup Inc.	6.375%	8/12/14	A	1,675,173

700	General Electric Capital Corporation	5.250%	10/19/12	AA+	737,958

740	Goldman Sachs Group, Inc.	1.268%	2/07/14	A1	733,860

1,500	Goldman Sachs Group, Inc.	3.700%	8/01/15	A1	1,527,402

850	JP Morgan Chase & Company	5.750%	1/02/13	A1	906,052

750	JP Morgan Chase & Company	1.103%	1/24/14	Aa3	751,912

670	JP Morgan Chase & Company	5.125%	9/15/14	A1	724,034

250	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	260,988
9,050	Total Diversified Financial Services				9,443,673
	Diversified Telecommunication Services – 2.1%

525	AT&T, Inc.	6.700%	11/15/13	A2	588,728

325	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	338,000

575	Citizens Communications Company	9.000%	8/15/31	BB	589,375

310	Telecom Italia Capital	5.250%	10/01/15	BBB	322,283

200	Telefonica Emisiones SAU	4.949%	1/15/15	A–	212,828

400	Verizon Global Funding Company	4.900%	9/15/15	A–	443,227

750	Verizon Wireless Capital LLC	5.550%	2/01/14	A2	826,673

400	Windstream Corporation	8.125%	8/01/13	Ba3	434,000
3,485	Total Diversified Telecommunication Services				3,755,114
	Electric Utilities – 1.0%

325	American Electric Power	5.250%	6/01/15	BBB	357,178

500	Commonwealth Edison Company, First Mortgage	1.625%	1/15/14	A–	503,526

200	Exelon Generation Co. LLC	5.350%	1/15/14	A3	216,468

400	Niagara Mohawk Power Company, 144A	3.553%	10/01/14	A–	418,850

270	Texas Competitive Electric Holdings, 144A	11.500%	10/01/20	B2	265,275

110	West Corporation, 144A	8.625%	10/01/18	B	111,100
1,805	Total Electric Utilities				1,872,397
	Electronic Equipment & Instruments – 0.2%

365	Agilent Technologies Inc.	5.500%	9/14/15	BBB–	404,170

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services – 0.8%

$530	Ensco PLC	3.250%	3/15/16	BBB+	$538,138

275	Kinder Morgan Energy Partners, L.P.	5.850%	9/15/12	BBB	289,771

500	NGPL PipeCo LLC	7.119%	12/15/17	BB+	560,142
1,305	Total Energy Equipment & Services				1,388,051
	Food & Staples Retailing – 0.1%

250	Supervalu Inc.	7.500%	11/15/14	B	250,000
	Food Products – 0.6%

500	General Mills, Inc.	1.550%	5/16/14	BBB+	503,438

500	Smithfield Foods Inc.	10.000%	7/15/14	BB	580,625
1,000	Total Food Products				1,084,063
	Gas Utilities – 0.0%

50	Ferrellgas LP, 144A	6.500%	5/01/21	Ba3	47,250
	Health Care Equipment & Supplies – 0.2%

400	Fresenius US Finance II, 144A	9.000%	7/15/15	Ba1	452,500
	Health Care Providers & Services – 0.8%

830	Covidien International Finance SA	1.875%	6/15/13	A	844,171

630	Saint Jude Medical Inc.	2.200%	9/15/13	A	643,289
1,460	Total Health Care Providers & Services				1,487,460
	Hotels, Restaurants & Leisure – 0.1%

245	CKE Restaurant Inc.	11.375%	7/15/18	B2	268,888
	Independent Power Producers & Energy Traders – 0.5%

300	NRG Energy Inc.	7.375%	1/15/17	BB–	314,250

500	RRI Energy Inc.	7.625%	6/15/14	B	515,000
800	Total Independent Power Producers & Energy Traders				829,250
	Industrial Conglomerates – 2.1%

250	Abengoa Finance SAU, 144A	8.875%	11/01/17	Ba3	255,313

225	Anheuser Busch InBev, 144A	5.375%	11/15/14	A–	251,266

650	Fifth Third Bancorp.	3.625%	1/25/16	Baa1	655,647

1,500	General Electric Capital Corporation	2.100%	1/07/14	AA+	1,521,285

220	Offshore Group Investment Limited	11.500%	8/01/15	B–	239,250

875	UBS AG Stamford	1.304%	1/28/14	Aa3	878,771
3,720	Total Industrial Conglomerates				3,801,532
	Insurance – 2.3%

625	AFLAC Insurance	3.450%	8/15/15	A2	638,283

400	Allstate Life Global Funding	5.375%	4/30/13	A+	431,081

450	American International Group, Inc.	3.650%	1/15/14	A–	458,591

970	Berkshire Hathaway Finance Corporation	5.000%	8/15/13	AA+	1,047,663

400	Genworth Life Institution Funding, 144A	5.875%	5/03/13	A	422,120

275	Met Life Global Funding I	5.125%	4/10/13	AA–	292,608

475	Prudential Financial Inc.	5.100%	9/20/14	A	516,410

350	Willis Group Holdings PLC	4.125%	3/15/16	BBB–	356,837
3,945	Total Insurance				4,163,593
	Machinery – 0.4%

585	Caterpillar Financial Services Corporation	6.200%	9/30/13	A	650,973

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 1.0%

$350	Comcast Corporation	5.850%	11/15/15	BBB+	$396,927

870	DIRECTV Holdings LLC	3.550%	3/15/15	BBB	908,983

250	Sirius XM Radio Inc., 144A	8.750%	4/01/15	BB–	275,625

150	Time Warner Cable Inc.	5.400%	7/02/12	BBB	156,806

105	Time Warner Cable Inc.	6.200%	7/01/13	BBB	115,175
1,725	Total Media				1,853,516
	Metals & Mining – 1.1%

1,180	ArcelorMittal	3.750%	3/01/16	BBB–	1,193,187

375	Patriot Coal Corporation	8.250%	4/30/18	B+	388,125

375	Rio Tinto Finance USA Limited,	8.950%	5/01/14	A–	450,327
1,930	Total Metals & Mining				2,031,639
	Multi-Line Retail – 0.6%

585	CVS Caremark Corporation	3.250%	5/18/15	BBB+	607,141

440	Home Depot, Inc.	5.400%	3/01/16	BBB+	491,662
1,025	Total Multi-Line Retail				1,098,803
	Oil, Gas & Consumable Fuels – 2.5%

125	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	143,330

550	BP Capital Markets PLC	0.850%	3/11/14	A	552,695

350	Chesapeake Energy Corporation	9.500%	2/15/15	BB+	406,000

680	EnCana Corporation	4.750%	10/15/13	BBB+	731,691

100	Energy XXI Gulf Coast Inc., 144A	9.250%	12/15/17	B	106,500

500	Forest Oil Corporation	8.500%	2/15/14	BB–	542,500

280	Husky Energy Inc.	5.900%	6/15/14	BBB+	311,636

600	Marathon Petroleum Corporation, 144A	3.500%	3/01/16	BBB	615,064

500	PetroPlus Finance Limited, 144A	7.000%	5/01/17	B	470,000

300	Total Capital Canada Limited	1.625%	1/28/14	Aa1	304,347

150	Valero Energy Corporation	6.875%	4/15/12	BBB	156,860

275	Western Refining Inc.	11.250%	6/15/17	B	309,375
4,410	Total Oil, Gas & Consumable Fuels				4,649,998
	Paper & Forest Products – 0.5%

300	Stora Enso Oyj, 144A	6.404%	4/15/16	BB	309,375

500	Verso Paper Holdings LLC	11.500%	7/01/14	Ba2	532,500
800	Total Paper & Forest Products				841,875
	Pharmaceuticals – 0.6%

460	Teva Pharmaceutical Finance III	1.700%	3/21/14	A–	462,551

510	Wyeth	5.500%	2/01/14	AA	565,456
970	Total Pharmaceuticals				1,028,007
	Real Estate – 1.2%

500	DuPont Fabros Technology LP	8.500%	12/15/17	BB	546,250

750	HCP Inc.	2.700%	2/01/14	BBB	760,815

475	Health Care REIT Inc.	3.625%	3/15/16	Baa2	478,002

375	Rouse Company	6.750%	11/09/15	BB+	386,719
2,100	Total Real Estate				2,171,786

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 0.1%

$255	DynCorp International Inc., 144A	10.375%	7/01/17	B2	$261,375
	Specialty Retail – 0.2%

300	Armored AutoGroup Inc., 144A	9.250%	11/01/18	CCC+	297,000
	Thrifts & Mortgage Finance – 0.5%

1,000	Nordea Eiendomskreditt, 144A	1.875%	4/07/14	AAA	1,010,131
	Wireless Telecommunication Services – 1.0%

238	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	255,406

370	Sprint Capital Corporation	6.900%	5/01/19	BB–	381,100

750	UPC Germany GmbH	8.125%	12/01/17	BB–	796,875

150	Vodafone Group PLC	5.000%	12/16/13	A–	163,214

290	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB–	303,050
1,798	Total Wireless Telecommunication Services				1,899,645
$63,541	Total Corporate Bonds (cost $65,594,524)				66,666,050

Principal Amount (000)	Description (1)	Optional Call Provisions (3)		Ratings (2)	Value
	MUNICIPAL BONDS – 1.1%

	National – 0.4%

	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project Series 3011B:
$580	1.910%, 7/01/14	No Opt. Call		A	$579,426
70	3.230%, 7/01/15	No Opt. Call		A	70,078
650	Total National				649,504
	Arizona – 0.4%

	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Taxable Series 2011:
400	2.302%, 7/01/14	No Opt. Call		AA	402,852
300	2.828%, 7/01/15	No Opt. Call		AA	302,244
700	Total Arizona				705,096
	California – 0.1%

160	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17	No Opt. Call		A1	176,344
	Florida – 0.1%

170	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 6.750%, 2/15/12	10/11 at 100.00		N/R	169,985
	Texas – 0.1%

265	Dallas Fort Worth International Airport Facility Improvement Corporation, Texas, Learjet Inc. Project, Revenue Bonds, Series 2001-A1, 6.150%, 1/01/16 (Alternative Minimum Tax)	7/11 at 100.00		Ba2	264,976
$1,945	Total Municipal Bonds (cost $1,962,355)				1,965,905

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.2%

	U.S. Treasury Bonds/Notes – 8.2%

$200	United States of America Treasury Bonds/Notes, (4)	4.875%	6/30/12	Aaa	$209,227

250	United States of America Treasury Bonds/Notes	4.125%	8/31/12	Aaa	261,231

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Treasury Bonds/Notes (continued)

$2,000	United States of America Treasury Bonds/Notes	1.375%	9/15/12	Aaa	$2,026,250

6,500	United States of America Treasury Bonds/Notes	1.125%	12/15/12	Aaa	6,573,379

1,800	United States of America Treasury Bonds/Notes	1.375%	5/15/13	Aaa	1,831,355

380	United States of America Treasury Bonds/Notes	1.875%	2/28/14	Aaa	391,844

55	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/14	Aaa	53,750

3,500	United States of America Treasury Notes, STRIPS (P/O)	0.000%	2/15/12	AAA	3,496,420
$14,685	Total U.S. Government and Agency Obligations (cost $14,691,718)				14,843,456

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 50.8%
	Autos – Asset-Backed Securities – 9.6%

$1,548	Ally Master Owner Trust 2010-3	2.880%	4/15/15	AAA	$1,592,417

1,050	AmeriCredit Automobile Receivables Trust, Series 2010-4	1.990%	10/8/15	Aa1	1,047,329

391	Bank of America Auto Trust, Series 2009-2A, 144A	2.130%	9/15/13	AAA	393,257

311	Bank of America Auto Trust, Series 2009-1A	2.670%	7/15/13	AAA	313,366

45	Capital Auto Receivable Asset Trust, 2008-2	4.680%	10/15/12	AAA	45,334

575	CarMax Auto Owner Trust 2010-3	2.000%	5/16/16	AA	568,681

872	Chrysler Financial Auto Securitization Trust, Series 2010A	1.650%	11/08/13	AA	875,871

158	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AAA	160,728

1,639	DT Auto Owner Trust 2011-2A	0.960%	1/15/14	AAA	1,638,663

1,000	Ford Credit Auto Leaser Trust 2011-A	1.000%	9/15/13	AAA	1,000,000

1,000	Ford Credit Auto Owner Trust 2009E	2.420%	11/15/14	AAA	1,026,591

710	Ford Credit Auto Owners Trust 2010	2.930%	11/15/15	AA	737,501

1,480	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	1,593,206

863	Hertz Vehicle Financing LLC Series 2009	4.260%	3/25/14	Aaa	901,783

1,115	Mercedes-Benz Auto Receivables Trust, Series 2010-1	2.140%	8/15/16	AAA	1,143,020

18	Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	17,826

374	Nissan Auto Receivables Owners Trust, Series 2009-1	5.000%	9/15/14	AAA	381,903

500	Santander Drive Auto Receivables Trust, Series 2011-1	1.280%	1/15/15	Aaa	500,683

1,650	SMART Trust, Asset Backed Securities, Series 2011-1USA, (5)	1.048%	10/14/14	Aaa	1,652,851

1,000	USAA Auto Owners Trust 2010-1	2.140%	9/15/15	AAA	1,022,163

271	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	274,039

620	World Omni Auto Receivables Trust, Series 2010A	1.340%	12/16/13	AAA	622,512

17,190	Total Autos				17,509,724
	Credit Cards – Asset-Backed Securities – 5.2%

1,000	Cabelas Master Credit Card Trust, Series 2010-1A	1.637%	1/16/18	AAA	1,034,574

1,500	Capital One Mult-Asset Execution Trust, Card Series 2005-A7	4.700%	6/15/15	AAA	1,569,524

1,250	Chase Issuance Trust, Series 2008-A4	4.650%	3/15/15	AAA	1,333,854

1,150	CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	12/23/14	AAA	1,177,381

1,250	Discover Card Master Trust 2009-A2	1.487%	2/17/15	Aaa	1,265,642

1,840	General Electric Capital Credit Card Master Note Trust Series 2010-3	2.210%	6/15/16	Aaa	1,883,439

1,080	General Electric Master Credit Card Trust, Series 2009-3A	2.540%	9/15/14	AAA	1,084,478

9,070	Total Credit Cards				9,348,892

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Other – Asset-Backed Securities – 4.6%

$365	American Homes Mortgage Advance Trust, Series 2011-SART1, (5)	5.920%	5/10/2043	BBB	$370,475

631	CNH Agriculture Equipment Trust, Series 2009C	1.850%	12/16/2013	AAA	633,290

547	CNH Equipment Trust 2010-A	1.540%	7/15/2014	AAA	549,771

843	Fieldstone Mortgage Investment Trust, Mortgage Backed Notes, Series 2005-1	1.266%	3/25/2035	A+	785,011

1,675	GMAC Mortgage Services Advance Funding, Series 2011-1A	3.720%	3/15/2023	Aaa	1,687,563

863	Newcastle Investment Trust, Manufactured Housing Loans, Series 2011-MH1	2.450%	12/10/2033	AAA	867,919

2,698	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-10B	4.941%	9/10/2015	AAA	2,914,666

566	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%	2/10/2017	AAA	614,181

8,188	Total Other				8,422,876
	Commercial – Mortgage-Backed Securities – 10.9%

850	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/2045	AA–	906,709

2,250	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4	5.205%	12/11/2049	AAA	2,297,558

930	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/15/2037	AAA	981,668

700	Developers Diversified Realty Corporation, Commercial Mortgage Pass Through Certificates Series 2009-DDR1, (5)	5.730%	10/14/2022	AA	758,962

1,978	Extended Stay America Trust 2010-EHSA	2.951%	11/5/2027	AAA	1,967,269

557	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2002-2	5.349%	8/11/2036	AAA	574,125

1,325	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass Through Certificates, Series 2001-ALF, (5)	2.716%	2/10/2021	N/R	1,340,768

1,511	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-C4	1.525%	7/15/2046	AAA	1,512,007

1,455	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-IQ12	5.332%	12/15/2043	AAA	1,571,943

1,884	Morgan Stanley Capital Trust I, Commercial Mortgage Pass-Through Certificates, Series 2011-C1	2.602%	9/15/2047	AAA	1,926,128

833	Salomon Brothers Commercial Mortgage Trust Pass-Through Certificates, Series 2002-KEY2	4.865%	3/18/2036	AAA	855,161

524	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.267%	6/15/2020	Aaa	474,958

1,000	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/15/2044	Aaa	983,665

1,715	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	1.988%	3/15/2044	Aaa	1,729,717

1,911	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2	2.501%	2/15/2044	Aaa	1,951,050

19,423	Total Commercial				19,831,688

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2011

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Residential – Mortgage-Backed Securities – 20.5%

$449		Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9	0.416%	11/25/35	AAA	$429,796

1,000		Arkle Master Issuer PLC, Mortgage Asset Backed Instrument, Series 2010-1A	1.411%	5/17/60	AAA	998,388

494		Citicorp Residential Mortgage Trust, REMIC Pass-Through Certificates, Series 2007-2	5.977%	6/25/37	AAA	498,489

1,165		Citigroup Mortgage Loan Trust Inc., Mortgage Pass Through Certificates, Series 2010-10, (5)	4.778%	12/25/32	BBB	1,169,357

635		Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.316%	6/25/47	BB+	526,318

750		Countrywide Asset-Backed Certificates Trust, Series 2006-25	0.306%	6/25/47	BB+	666,920

555		Countrywide Hoen Loans, Asset Backed Certificates Series 2007-7	0.346%	10/25/47	BB–	449,150

998		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AAA	1,026,369

3,455		Fannie Mae Mortgage Interest Strips, (5)	5.000%	10/01/35	AAA	408,808

991		Fannie Mae Mortgage Pool	3.500%	6/01/21	AAA	1,032,330

6,899		Fannie Mae Mortgage Pool	3.500%	2/01/26	AAA	7,035,614

141		Fannie Mae Mortgage Pool	2.010%	8/01/35	AAA	148,230

3,160		Fannie Mae REMIC Pass-Through Certificates	2.750%	6/25/20	AAA	3,253,264

3,420		Fannie Mae REMIC Pass-Through Certificates	0.586%	4/25/32	AAA	3,418,540

1,999		FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	AAA	2,045,484

790		FDIC Trust 2001-C1	1.840%	3/25/17	AAA	792,775

695		Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A, (5)	1.619%	10/18/54	AAA	694,027

1,968		Freddie Mac Mulitfamily Structured Pass Through Certificates, Series K701, (5)	2.776%	6/25/17	Aaa	2,025,087

3,725		Freddie Mac Multi-Class Certificates	0.587%	12/15/20	AAA	3,739,107

318		GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2010-1	4.250%	7/25/40	A2	319,039

1,408		Government National Mortgage Association, Guaranteed REMIC Pass Through Securities and MX Securities Trust	4.500%	5/16/38	AAA	1,494,166

402		Morgan Stanley Capital I Inc Trust, Mortgage Pass-Through Certificates, Series 2006-NC2	0.366%	2/25/36	B–	354,055

1,591		National Credit Union Administration, Guaranteed Notes Series 2011-R1	0.640%	1/08/20	AAA	1,592,029

1,042		National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	AAA	1,040,053

600		Nationstar Mortgage Advance Receivables Trust, Series 2009-ADV1	11.686%	12/26/22	BBB	604,500

1,000		Park Place Securities Inc., Asset Backed Pass Through Certificates Series 2005-WCH1	0.706%	1/25/36	AA	940,552

639		RBSSP Resecuritization Trust 2009-10, (5)	0.294%	3/26/37	N/R	606,998

42		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2, (5)	2.787%	10/25/35	AAA	40,138

40,331		Total Residential				37,349,583
$94,202		Total Asset-Backed and Mortgage Securities (cost $91,859,868)				92,462,763

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 1.7%

		Australia – 0.5%

800	AUD	Australian Government	5.750%	4/15/12	AAA	$864,836

8	Nuveen Investments

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Canada – 0.7%

$1,350		Province of Ontario, Canada	1.375%	1/27/14	Aa1	$1,357,974
		Mexico – 0.5%

9,200	MXN	United Mexican States	9.500%	12/18/14	A	874,864
		Total Sovereign Debt (cost $3,081,640)				3,097,674

Principal Amount (000)		Description (1)	Coupon	Maturity		Value
		STRUCTURED NOTES – 0.9%

$1,750		FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13		$1,696,940
$1,750		Total Structured Notes (cost $1,662,543)				1,696,940

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SHORT TERM INVESTMENTS – 3.9%

		U.S. Government and Agency Obligations – 1.2%

$2,250		Federal Home Loan Bank Bonds	3.625%	7/01/11	AAA	$2,250,000
		Repurchase Agreements – 2.7%

4,919		Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/11, repurchase price $4,918,777, collateralized by $4,910,000 U.S. Treasury Notes, 1.500%, due 12/31/13, value $5,020,475	0.010%	7/01/11	N/A	4,918,776
$7,169		Total Short-Term Investments (cost $7,207,482)				7,168,776
		Total Investments (cost $186,050,130) – 103.2%				187,901,564
		Other Assets Less Liabilities – (3.2)% (7)				(5,748,867)
		Net Assets – 100%				$182,152,697

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2011:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
Morgan Stanley	U.S. Dollar	2,757,705	Canadian Dollar	2,700,000	7/29/11	$40,134
Bank of America	U.S. Dollar	1,085,180	Japanese Yen	87,000,000	7/29/11	(4,377)
HSBC	U.S. Dollar	1,263,243	Mexican Peso	14,762,640	7/15/11	(3,488)
HSBC	U.S. Dollar	901,926	Mexican Peso	10,700,000	7/15/11	11,147
Morgan Stanley	U.S. Dollar	1,152,508	New Zealand Dollar	1,400,000	10/05/11	238
Bank of America	Japanese Yen	87,000,000	U.S. Dollar	1,063,154	7/29/11	(17,650)
HSBC	Mexican Peso	10,700,000	U.S. Dollar	911,220	7/15/11	(1,854)
HSBC	Mexican Peso	14,762,640	U.S. Dollar	1,246,455	7/15/11	(13,300)
						$10,850

Credit Default Swaps outstanding at June 30, 2011:

Counterparty	Referenced Entity	Buy/Sell Protection (8)	Current Credit Spread (9)	Notional Amount (U.S. Dollars)	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	DJ High Yield CDX	Sell	4.61%	$2,000,000	5.000%	6/20/16	$35,458	$34,208
*	Annualized.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2011

Futures Contracts outstanding at June 30, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	Short	(32)	9/11	$(7,019,000)	$(16,588)
U.S. 5-Year Treasury Note	Short	(118)	9/11	(14,065,047)	(77,181)
U.S. 10-Year Treasury Note	Short	(90)	9/11	(11,009,531)	(63,000)
U.S. 30-Year Treasury Bond	Short	(12)	9/11	(1,476,375)	11,404
					$(145,365)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$66,666,050	$—	$66,666,050
Municipal Bonds	—	1,965,905	—	1,965,905
U.S. Government and Agency Obligations	—	14,843,456	—	14,843,456
Asset-Backed and Mortgage-Backed Securities	—	83,395,292	9,067,471	92,462,763
Sovereign Debt	—	3,097,674	—	3,097,674
Structured Notes	—	1,696,940	—	1,696,940
Short-Term Investments	—	7,168,776	—	7,168,776
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	10,850	—	10,850
Credit Default Swaps*	—	34,208	—	34,208
Futures Contracts*	(145,365)	—	—	(145,365)
Total	$(145,365)	$178,879,151	$9,067,471	$187,801,257
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Asset-Backed and Mortgage-Backed Securities	Level 3 Interest Rate Swaps*	Level 3 Total
Balance at the beginning of period	$—	$149,496	$149,496
Gains (losses):
Net realized gains (losses)	(366)	76,691	76,325
Net change in unrealized appreciation (depreciation)	72,693	(149,496)	(76,803)
Purchases at cost	8,655,618	6,667,161	15,322,779
Sales at proceeds	(110,180)	(6,743,852)	(6,854,032)
Net discounts (premiums)	760	—	760
Transfers into	448,946	—	448,946
Transfers out of	—	—	—
Balance at the end of period	$9,067,471	$—	$9,067,471
*	Represents net unrealied appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

10	Nuveen Investments

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling methodologies are primarily due to changes in the pricing source used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(10,901,442)	$10,901,442	$(448,946)	$448,946	$—

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$51,519	Unrealized depreciation on forward foreign currency exchange contracts	$40,669
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivables for variation margin on futures contracts*	11,404	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	156,769
Credit	Swaps	Unrealized appreciation on credit default swaps**	34,208	Unrealized depreciation on credit default swaps**	—
Total			$97,131		$197,438
*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts.

**	Represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, but is not reflected in the cumulative gross appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments (excluding investments in derivatives) was $186,630,525.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$1,829,876
Depreciation	(558,837)
Net unrealized appreciation (depreciation) of investments	$1,271,039

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying price at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	Other Assets Less Liabilities includes the Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives

(8)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

N/A	Not applicable.

N/R	Not rated.

I/O	Interest only investment.

P/O	Principal only investment.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar

MXN	Mexican Peso

See accompanying notes to financial statements.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 38.0%

	Aerospace & Defense – 0.3%

$240	Huntington Ingalls Industries Inc., 144A	7.125%	3/15/21	Ba3	$248,400
	Airlines – 0.2%

125	Air Canada, 144A	12.000%	2/01/16	B–	129,063
	Auto Components – 0.2%

200	Dana Holding Corporation	6.500%	2/15/19	BB–	198,000
	Automobiles – 0.5%

400	Chrysler GP/CG Company, 144A	8.000%	6/15/19	B	393,000
	Beverages – 0.2%

195	Pernod-Ricard SA, 144A	5.750%	4/07/21	BB+	203,591
	Biotechnology – 0.2%

180	STHI Holding Corporation, 144A	8.000%	3/15/18	B	182,700
	Building Products – 0.0%

40	Dayton Superior Corporation (3), (4), (7)	13.000%	6/15/12	Caa3	6,000
	Capital Markets – 1.6%

505	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	546,035

515	Morgan Stanley	5.750%	1/25/21	A	521,092

235	State Street Corporation	4.956%	3/15/18	BBB+	249,210
1,255	Total Capital Markets				1,316,337
	Chemicals – 1.3%

190	Airgas, Inc.	4.500%	9/15/14	BBB	203,441

200	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	201,260

145	CF Industries Inc.	6.875%	5/01/18	BB+	164,394

195	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	207,173

225	Rhodia SA, 144A	6.875%	9/15/20	BB	263,531
955	Total Chemicals				1,039,799
	Commercial Banks – 1.6%

175	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	176,103

210	Bancolombia SA, 144A	5.950%	6/03/21	Baa2	213,150

150	Barlcays Bank PLC	5.000%	9/22/16	AA–	161,361

150	BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A1	152,625

140	Credit Suisse New York	5.500%	5/01/14	Aa1	153,768

310	HSBC Holdings PLC	6.800%	6/01/38	A1	330,822

150	Morgan Stanley	5.625%	9/23/19	A	153,922
1,285	Total Commercial Banks				1,341,751
	Commercial Services & Supplies – 0.3%

250	Hertz Corporation, 144A	6.750%	4/15/19	B2	247,500
	Consumer Finance – 0.7%

185	American Express Credit Corporation	7.300%	8/20/13	A2	205,903

320	Capital One Bank	8.800%	7/15/19	Baa1	392,717
505	Total Consumer Finance				598,620
	Containers & Packaging – 0.1%

95	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	89,538

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 5.9%

$1,295	Bak of America Corporation	5.875%	1/05/21	A	$1,359,070

185	Capital One Financial Corporation	7.375%	5/23/14	Baa1	211,239

375	Citigroup Inc.	5.375%	8/09/20	A	391,336

300	Citigroup Inc.	6.875%	3/05/38	A	333,854

65	General Electric Capital Corporation	5.625%	9/15/17	AA+	71,762

200	General Electric Capital Corporation	5.300%	2/11/21	AA	208,108

225	General Electric Capital Corporation	6.875%	1/10/39	AA+	254,704

985	Goldman Sachs Group, Inc.	6.000%	6/15/20	A1	1,059,848

1,000	JP Morgan Chase & Company	4.250%	10/15/20	Aa3	978,335
4,630	Total Diversified Financial Services				4,868,256
	Diversified Telecommunication Services – 1.8%

240	AT&T, Inc.	6.800%	5/15/36	A2	268,331

140	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	145,600

240	Citizens Communications Company	9.000%	8/15/31	BB	246,000

145	Cox Communications, Inc	5.500%	10/01/15	Baa2	162,767

215	Telecom Italia Capital	5.250%	10/01/15	BBB	223,519

130	Telefonica Emisiones SAU	4.949%	1/15/15	A–	138,338

260	Verizon Communications	6.250%	4/01/37	A–	275,909
1,370	Total Diversified Telecommunication Services				1,460,464
	Electric Utilities – 1.4%

35	American Electric Power	5.250%	6/01/15	BBB	38,465

175	Calpine Corporation, 144A	7.875%	7/31/20	B+	182,875

230	FirstEnergy Solutions Corporation	6.050%	8/15/21	Baa2	247,491

250	Niagara Mohawk Power Company, 144A	3.553%	10/01/14	A–	261,782

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	11,659

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	6,425

190	Tennessee Valley Authority	5.250%	9/15/39	AAA	201,174

120	Texas Competitive Electric Holdings, 144A	11.500%	10/01/20	B2	117,900

50	West Corporation, 144A	8.625%	10/01/18	B	50,500
1,065	Total Electric Utilities				1,118,271
	Energy Equipment & Services – 1.4%

325	Ensco PLC	4.700%	3/15/21	BBB+	328,309

250	Kinder Morgan Energy Partners, L.P.	6.500%	9/01/39	BBB	259,595

85	Nabors Industries Inc.	9.250%	1/15/19	BBB	107,741

200	Plains All American Pipeline L.P	5.750%	1/15/20	BBB–	216,815

220	Weatherford International Limited	7.000%	3/15/38	BBB	239,175
1,080	Total Energy Equipment & Services				1,151,635
	Food Products – 0.6%

400	Bunge Limited Finance Company	4.100%	3/15/16	Baa2	416,668

85	Kraft Foods Inc.	6.125%	2/01/18	Baa2	97,787
485	Total Food Products				514,455
	Gas Utilities – 0.0%

25	Ferrellgas LP, 144A	6.500%	5/01/21	Ba3	23,625

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services – 0.2%

$180	UnitedHealth Group Incorporated	6.875%	2/15/38	A–	$205,818
	Hotels, Restaurants & Leisure – 0.5%

145	Brunswick Corporation	7.375%	9/01/23	B	133,400

110	CKE Restaurant Inc.	11.375%	7/15/18	B2	120,725

150	Isle of Capri Casinos, Inc., 144A	7.750%	3/15/19	B–	151,500
405	Total Hotels, Restaurants & Leisure				405,625
	Household Durables – 0.2%

155	MDC Holdings Inc.	5.625%	2/01/20	Baa3	151,061
	Independent Power Producers & Energy Traders – 0.2%

175	NRG Energy Inc.	7.375%	1/15/17	BB–	183,313
	Industrial Conglomerates – 0.8%

200	Abengoa Finance SAU, 144A	8.875%	11/01/17	Ba3	204,250

100	Offshore Group Investment Limited	11.500%	8/01/15	B–	108,750

300	Textron Inc.	7.250%	10/01/19	BBB–	352,702
600	Total Industrial Conglomerates				665,702
	Insurance – 2.4%

290	AFLAC Insurance	6.450%	8/15/40	A2	287,753

100	Berkshire Hathaway Finance Corporation	5.400%	5/15/18	AA+	110,925

315	Genworth Financial Inc.	6.515%	5/22/18	BBB	313,199

585	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	624,781

200	ING Bank NV, 144A	4.000%	3/15/16	Aa3	202,408

75	MetLife Inc.	7.717%	2/15/19	A–	90,782

170	Prudential Financial Inc.	7.375%	6/15/19	A	201,604

160	Prudential Financial Inc.	5.900%	3/17/36	A	157,552
1,895	Total Insurance				1,989,004
	IT Services – 0.3%

94	First Data Corporation, 144A	12.625%	1/15/21	B–	100,580

150	First Data Corporation, 144A	8.750%	1/15/22	B–	146,625
244	Total IT Services				247,205
	Media – 2.1%

160	Comcast Corporation	6.400%	5/15/38	BBB+	170,722

205	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	216,908

325	News America Holdings Inc., 144A	6.150%	2/15/41	BBB+	321,957

405	Time Warner Cable Inc.	6.550%	5/01/37	BBB	430,197

210	Time Warner Inc.	4.875%	3/15/20	BBB	217,465

300	Viacom Inc.	6.875%	4/30/36	BBB+	334,921
1,605	Total Media				1,692,170
	Metals & Mining – 3.5%

205	Alcoa Inc.	5.400%	4/15/21	BBB–	205,633

275	Anglogold Holdings PLC	6.500%	4/15/40	BBB–	262,305

385	ArcelorMittal	7.000%	10/15/39	BBB–	389,271

175	Fosun International Limited, 144A	7.500%	5/12/16	BB+	173,250

200	Hidili Industry Internationl Development Limited, 144A	8.625%	11/04/15	BB–	196,500

250	Patriot Coal Corporation	8.250%	4/30/18	B+	258,750

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$250	Southern Copper Corporation	7.500%	7/27/35	Baa2	$261,765

200	Taseko Mines Limited	7.750%	4/15/19	B	201,500

200	Teck Resources Limited	6.125%	10/01/35	BBB	202,152

190	Teck Resources Limited	6.250%	7/15/41	BBB	191,826

60	United States Steel Corporation	6.050%	6/01/17	BB	59,550

300	Vale Overseas Limited	6.875%	11/10/39	BBB+	326,034

150	Vedanta Resources PLC, 144A	9.500%	7/18/18	BB	163,500
2,840	Total Metals & Mining				2,892,036
	Multi-Line Retail – 0.8%

200	Albertson’s, Inc.	8.700%	5/01/30	B	181,000

260	CVS Caremark Corporation	3.250%	5/18/15	BBB+	269,840

170	Target Corporation	5.375%	5/01/17	A+	194,262
630	Total Multi-Line Retail				645,102
	Oil, Gas & Consumable Fuels – 3.4%

240	Amerada Hess Corporation	7.125%	3/15/33	BBB	285,063

95	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB–	108,902

195	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	197,632

100	Connacher Oil and Gas Limited, 144A	8.750%	8/01/18	BB–	102,649

210	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	207,393

195	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	206,761

50	Energy XXI Gulf Coast Inc., 144A	9.250%	12/15/17	B	53,250

260	Nexen Inc.	6.400%	5/15/37	BBB–	259,354

150	OGX Petroleo e Gas Participacoes SA, 144A	8.500%	6/01/18	B1	154,275

175	SM Energy Company, 144A	6.625%	2/15/19	BB	175,438

100	Stone Energy Corporation	8.625%	2/01/17	B	103,000

245	SunCor Energy Inc.	6.100%	6/01/18	BBB+	278,635

125	United Refining Inc., 144A	10.500%	2/28/18	B	125,000

275	Valero Energy Corporation	6.125%	2/01/20	BBB	302,207

200	Western Refining Inc.	11.250%	6/15/17	B	225,000
2,615	Total Oil, Gas & Consumable Fuels				2,784,559
	Paper & Forest Products – 0.5%

180	International Paper Company	8.700%	6/15/38	BBB	223,926

200	Stora Enso Oyj, 144A	6.404%	4/15/16	BB	206,250

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,666
388	Total Paper & Forest Products				438,842
	Pharmaceuticals – 0.2%

160	Valeant Pharmaceuticals International, 144A	6.875%	12/01/18	BB–	156,800
	Real Estate – 0.9%

300	Health Care REIT Inc.	5.250%	1/15/22	Baa2	298,848

370	Prologis Inc.	6.875%	3/15/20	Baa2	408,558
670	Total Real Estate				707,406
	Real Estate Management & Development – 0.3%

200	Country Garden Holding Company, 144A	11.125%	2/23/18	BB–	206,000

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 0.1%

$110	DynCorp International Inc., 144A	10.375%	7/01/17	B2	$112,750
	Specialty Retail – 1.0%

200	Armored AutoGroup Inc., 144A	9.250%	11/01/18	CCC+	198,000

300	CenturyLink Inc.	6.150%	9/15/19	Baa3	301,729

280	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB–	281,357
780	Total Specialty Retail				781,086
	Textiles, Apparel & Luxury Goods – 0.3%

250	Polymer Group Inc., 144A	7.750%	2/01/19	B1	250,625
	Thrifts & Mortgage Finance – 0.2%

200	WEA Finance LLC, 144A	4.625%	5/10/21	A2	194,091
	Tobacco – 0.8%

115	Altria Group Inc.	4.750%	5/05/21	Baa1	114,921

405	Altria Group Inc.	9.950%	11/10/38	Baa1	569,044
520	Total Tobacco				683,965
	Transportation Infrastructure – 0.4%

300	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	307,946
	Wireless Telecommunication Services – 0.6%

208	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	223,798

150	Sprint Capital Corporation	6.900%	5/01/19	BB–	154,501

140	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB–	146,301
498	Total Wireless Telecommunication Services				524,600
$29,800	Total Corporate Bonds (cost $30,587,213)				31,356,711

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.9%

	Commercial Banks – 0.3%

190,000	Barclays Bank PLC	4.750%		A–	$196,317

4,000	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	73,080
	Total Commercial Banks				269,397
	Diversified Financial Services – 0.4%

5,000	Citigroup Capital Trust XI	6.000%		BB+	116,600

2,000	Citigroup Capital Trust XII	8.500%		BB+	51,640

5,000	JP Morgan Chase Capital Trust XXVI	8.000%		A2	132,300
	Total Diversified Financial Services				300,540
	Insurance – 0.2%

8,000	Endurance Specialty Holdings Limited	7.500%		BBB–	199,600
	Total $25 Par (or similar) Preferred Securities (cost $785,392)				769,537

Principal Amount (000)	Description (1)	Optional Call Provisions (5)		Ratings (2)	Value
	MUNICIPAL BONDS – 0.5%

	Illinois – 0.5%

$425	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19	No Opt. Call		A+	$438,579
$425	Total Municipal Bonds (cost $425,000)				438,579

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.7%

	U.S. Treasury Bonds/Notes – 2.7%

$225	United States of America Treasury Bonds/Notes	5.250%	11/15/28	Aaa	$259,664

450	United States of America Treasury Bonds/Notes	4.750%	2/15/37	Aaa	481,430

455	United States of America Treasury Bonds/Notes	3.500%	2/15/39	Aaa	390,731

902	United States of America Treasury Inflation Indexed Obligations, (6)	1.250%	7/15/20	Aaa	954,334

125	United States of America Treasury Bonds/Notes	3.875%	8/15/40	Aaa	114,453
$2,157	Total U.S. Government and Agency Obligations (cost $2,147,565)				2,200,612

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET BACKED AND MORTGAGE-BACKED SECURITIES – 46.7%

	Autos – Asset-Backed Securities – 5.4%

$550	AmeriCredit Automobile Receivables Trust, Series 2010-4	1.990%	10/08/15	Aa1	$548,601

168	Bank of America Auto Trust, Series 2009-2A, 144A	2.130%	9/15/13	AAA	168,539

297	Bank of America Auto Trust, Series 2010-1A	1.390%	3/15/14	AAA	298,093

800	BMW Vehicle Owners Trust, Series 2010-A	2.100%	10/25/16	AAA	819,353

275	CarMax Auto Owner Trust 2010-3	2.000%	5/16/16	AA	271,978

425	Chrysler Financial Auto Securtization Trust, Series 2010A	1.650%	11/08/13	AA	426,886

141	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AAA	143,435

290	Ford Credit Auto Owners Trust 2010	2.930%	11/15/15	AA	301,233

360	Hertz Vehicle Financing LLC Series 2009	4.260%	3/25/14	Aaa	376,179

240	Hyundai Auto Receivables Trust 2009A	2.030%	8/15/13	AAA	241,664

26	Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	25,848

420	Toyota Auto Receivables Owner Trust, Class A3, Series 2003B	1.860%	5/16/16	AAA	427,789

376	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	380,610
4,368	Total Autos				4,430,208

	Credit Cards – Asset-Backed Securities – 2.4%

550	CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	12/23/14	AAA	563,095

850	General Electric Capital Credit Card Master Note Trust Series 2010-3	2.210%	6/15/16	Aaa	870,067

530	General Electric Master Credit Card Trust, Series 2009-3A	2.540%	9/15/14	AAA	532,198
1,930	Total Credit Cards				1,965,360

	Other – Asset-Backed Securities – 0.5%

155	American Homes Mortgage Advance Trust, Series 2011-SART1, (7)	5.920%	5/10/43	BBB	157,325

225	CNH Equipment Trust 2010-A	1.540%	7/15/14	AAA	226,376
380	Total Other				383,701

	Commercial – Mortgage-Backed Securities – 7.8%

350	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AA–	373,351

500	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass – Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	527,778

230	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2002-2	5.349%	8/11/36	AAA	237,071

920	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.992%	8/10/45	A1	987,712

650	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates, Series 2007-GG11	5.736%	12/10/49	BBB+	697,482

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$400	JP Morgan Chase Commerical Mortgage Trust, Commerical Mortage Pass Through Certificates, Series 2011-C4	4.106%	7/15/46	AAA	$399,137

230	Merrill Lynch Mortgage Investors Inc, Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	Aa2	220,471

750	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-C1	5.690%	2/12/51	Aaa	810,487

545	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-IQ12	5.332%	12/15/43	AAA	588,803

350	Salomon Brothers Commercial Mortgage Trust Pass-Through Certificates, Series 2002-KEY2	4.865%	3/18/36	AAA	359,312

400	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/15/44	Aaa	393,466

800	WF-RBS Commercial Mortage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, (7)	4.869%	2/15/44	AAA	820,052
6,125	Total Commercial				6,415,122

	Residential—Mortgage-Backed Securities – 30.6%

69	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1, (7)	6.000%	6/25/35	Caa1	51,740

275	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.316%	6/25/47	BB+	227,933

205	Countrywide Asset-Backed Certificates Trust, Series 2006-25	0.306%	6/25/47	BB+	182,292

375	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AAA	385,915

2,029	Federal National Mortgage Interest Strip Series 366-25, (7)	5.000%	10/01/35	AAA	240,068

310	Federal National Mortgage Pool 735060	6.000%	11/01/34	AAA	342,307

199	Federal National Mortgage Pool 824163	5.500%	4/01/35	AAA	216,435

118	Federal National Mortgage Pool 735606	2.666%	5/01/35	AAA	122,701

141	Federal National Mortgage Pool 838948	2.010%	8/01/35	AAA	148,230

111	Federal National Mortgage Pool 905597	5.997%	12/01/36	AAA	120,665

374	Federal National Mortgage Pool 946228	6.155%	9/01/37	AAA	405,306

1,054	Federal National Mortgage Pool AC1877	4.500%	9/01/39	AAA	1,092,166

1,619	Federal National Mortgage Pool AD8529	4.500%	8/01/40	AAA	1,677,670

1,715	Federal National Mortgage Association (MDR) (WI/DD)	5.500%	TBA	AAA	1,858,631

1,250	Federal National Mortgage Association (MDR) (WI/DD)	6.000%	TBA	AAA	1,373,048

3,760	Federal National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	3,995,000

5,580	Federal National Mortgage Association (MDR) (WI/DD)	4.500%	TBA	AAA	5,772,683

2,360	Federal National Mortgage Association (MDR) (WI/DD)	4.000%	TBA	AAA	2,360,000

40	Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.894%	1/01/37	AAA	42,753

75	Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	AAA	79,317

310	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A, (7)	1.619%	10/18/54	AAA	309,566

93	Freddie Mac Non Gold Participation Certificates	6.142%	12/1/36	AAA	100,280

588	Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust	4.500%	5/16/38	AAA	624,034

2,145	Government National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	2,323,303

367	Master RePerforming Loan Trust 2005-1	7.500%	8/25/34	Baa2	371,422

508	National Credit Union Adminstration Guaranteed Structured Collateral Notes	2.900%	10/29/20	AAA	507,051

316	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%	2/25/41	N/R	316,844

42	Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2, (7)	2.787%	10/25/35	AAA	40,467
26,028	Total Residential				25,287,827
$38,831	Total Asset-Backed and Mortgage-Backed Securities (cost $38,029,461)				38,482,218

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2011

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CAPITAL PREFERRED SECURITIES – 2.8%

		Commercial Banks – 0.5%

$410		Wachovia Capital Trust III	5.570%	3/15/42	A–	$375,150
		Consumer Finance – 0.3%

235		Capital One Capital III Corporation	7.686%	8/15/36	Baa3	240,288
		Diversified Financial Services – 1.2%

340		CitiGroup Capital XXI	8.300%	12/21/37	BB+	347,650

610		JP Morgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	611,498
950		Total Diversified Financial Services				959,148
		Industrial Conglomerates – 0.5%

430		GE Capital Trust I	6.375%	11/15/17	Aa3	440,213
		Insurance – 0.3%

300		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	285,749
$2,325		Total Capital Preferred Securities (cost $2,308,163)				2,300,548

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 1.7%

		Argentina – 0.6%

$160		Province of Buenos Aires, 144A	10.875%	1/26/21	B	$150,880

100		Provincia de Cordoba	12.375%	8/17/17	B	104,500

250		Republic of Argentina	8.750%	6/02/17	B	260,000
510		Total Argentina				515,380
		Colombia – 0.0%

10		Republic of Colombia	8.250%	12/22/14	BBB–	12,105
		Peru – 1.1%

2,050	PEN	Republic of Peru	6.950%	8/12/31	Baa3	718,225

175		Republic of Peru	6.550%	3/14/37	BBB–	196,000
2,225		Total Peru				914,225
		Total Sovereign Debt (cost $1,454,256)				1,441,710

Principal Amount (000)		Description (1)	Coupon	Maturity		Value
		STRUCTURED NOTES – 0.8%

$650		FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13		$630,292
$650		Total Structured Notes (cost $617,516)				630,292

Principal Amount (000)		Description (1)	Coupon	Maturity		Value
		SHORT-TERM INVESTMENTS – 25.4%

$20,993		Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/11, repurchase price $20,992,733, collateralized by $20,945,000 U.S. Treasury Notes, 1.500%, due 12/31/13, value $21,416,263	0.010%	7/01/11		$20,992,727
		Total Short-Term Investments (cost $20,992,727)				20,992,727
		Total Investments (cost $97,347,293) – 119.5%				98,612,934
		Other Assets Less Liabilities – (19.5)% (9)				(16,085,334)
		Net Assets – 100%				$82,527,600

20	Nuveen Investments

Investments in Derivatives

Put Options Written outstanding at June 30, 2011:

Number of Contracts	Description (1)	Notional Amount (10)	Strike Price	Expiration Date	Value
(7)	U.S. 10-Year Treasury Note Futures	$(81,900)	$117.0	8/20/11	$856
(23)	U.S. 10-Year Treasury Note Futures	(270,250)	117.5	8/20/11	2,273
	Total Put Options Written (premium received $10,878)				$3,129

Call Options Written outstanding at June 30, 2011:

Number of Contracts	Description (1)	Notional Amount (10)	Strike Price	Expiration Date	Value
(16)	U.S. 10-Year Treasury Note Futures	$(199,200)	$124.5	8/20/11	$(8,750)
(39)	U.S. 10-Year Treasury Note Futures	(491,400)	126.0	8/20/11	(9,141)
(23)	U.S. 10-Year Treasury Note Futures	(287,500)	125.0	8/20/11	(9,703)
	Total Call Options Written (premium received $38,082)				$(27,594)

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2011:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
JPMorgan Chase	U.S. Dollar	852,296	Australian Dollar	800,000	7/15/11	$4,658
Citibank	U.S. Dollar	955,449	Australian Dollar	900,000	9/06/11	2,205
Citibank	U.S. Dollar	397,727	Brazilian Real	630,000	8/02/11	3,293
Citibank	U.S. Dollar	774,433	Canadian Dollar	750,000	7/15/11	3,017
Morgan Stanley	U.S. Dollar	1,225,647	Canadian Dollar	1,200,000	7/29/11	17,837
Citibank	U.S. Dollar	212,592	Euro	150,000	7/12/11	4,888
HSBC	U.S. Dollar	482,720	Mexican Peso	5,641,210	7/15/11	(1,333)
Citibank	U.S. Dollar	558,707	Mexican Peso	6,600,000	10/05/11	379
Citibank	U.S. Dollar	781,869	New Zealand Dollar	950,000	10/05/11	351
JPMorgan Chase	U.S. Dollar	368,416	South African Rand	2,500,000	7/11/11	990
JPMorgan Chase	U.S. Dollar	414,861	South Korean Won	450,000,000	7/18/11	6,286
Bank of America	U.S. Dollar	1,189,032	Swiss Franc	1,000,000	7/11/11	423
Citibank	Euro	300,000	U.S. Dollar	432,003	7/12/11	(2,957)
HSBC	Mexican Peso	5,641,210	U.S. Dollar	476,305	7/15/11	(5,082)
JPMorgan Chase	Peruvian Nuevo Sol	2,101,250	U.S. Dollar	737,928	7/27/11	(24,825)
Bank of America	Swiss Franc	1,000,000	U.S. Dollar	1,143,511	7/11/11	(45,945)
						$(35,815)

Interest Rate Swaps outstanding at June 30, 2011:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	3,600,000	PLN	Pay	6-Month WIBOR	5.340%	Annually	7/06/20	$88,086	$88,086
Citibank	9,800,000	ZAR	Pay	3-Month JIBAR	7.655%	Quarterly	1/07/21	(4,073)	(4,073)
Deutsche Bank AG	5,800,000	ILS	Pay	3-Month TELBOR	4.850%	Annually	5/20/20	(23,517)	(23,517)
JPMorgan	726,000,000	CLP	Pay	6-Month CLICP	4.580%	Semi-Annually	8/10/14	(49,605)	61,747
JPMorgan	4,046,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250%	Quarterly	3/11/15	(33,423)	(33,423)
Morgan Stanley	29,500,000	SEK	Receive	3-Month STIBOR	2.535%	Annually	5/06/15	139,903	139,903
Morgan Stanley	13,250,000	SEK	Receive	3-Month STIBOR	2.560%	Annually	11/12/15	95,520	95,520
Morgan Stanley	2,150,000	CHF	Receive	6-Month LIBOR-BBA	2.358%	Annually	4/12/20	(64,524)	(64,524)
UBS AG	46,100,000	CZK	Receive	6-Month PRIBOR	3.000%	Annually	6/21/20	(1,279)	(1,279)
									$258,440
*	Annualized.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2011

Credit Default Swaps outstanding at June 30, 2011:

Counterparty	Referenced Entity	Buy/Sell Protection (11)	Current Credit Spread (12)	Notional Amount (U.S. Dollars)	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
UBS AG	DJ High Yield CDX	Sell	4.61%	$3,200,000	5.000%	6/20/16	$56,732	$23,420
*	Annualized.

Futures Contracts outstanding at June 30, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation)
German Euro Bond	Long	1	9/11	$125,480	$678
U.S. 5-Year Treasury Note	Long	1	9/11	119,195	(1,323)
U.S. 10-Year Treasury Note	Short	(46)	9/11	(5,627,094)	4,317
U.S. 30-Year Treasury Bond	Short	(4)	9/11	(492,125)	7,614
					$11,286

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$31,350,711	$6,000	$31,356,711
$25 Par (or similar) Preferred Securities	573,220	196,317	—	769,537
Municipal Bonds	—	438,579	—	438,579
U.S. Government and Agency Obligations	—	2,200,612	—	2,200,612
Asset-Backed and Mortgage-Backed Securities	—	36,863,000	1,619,218	38,482,218
Capital Preferred Securities	—	2,300,548	—	2,300,548
Sovereign Debt	—	1,441,710	—	1,441,710
Structured Notes	—	630,292	—	630,292
Short-Term Investments	—	20,992,727	—	20,992,727
Derivatives:
Put Options Written	3,129	—	—	3,129
Call Options Written	(27,594)	—	—	(27,594)
Forward Foreign Currency Exchange Contracts*	—	(35,815)	—	(35,815)
Interest Rate Swaps*	—	258,440	—	258,440
Credit Default Swaps*	—	23,420	—	23,420
Futures Contracts*	11,286	—	—	11,286
Total	$560,041	$96,660,541	$1,625,218	$98,845,800
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

22	Nuveen Investments

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Corporate Bonds	Level 3 Asset-Backed and Mortgage-Backed Securities	Level 3 Interest Rate Swaps*	Level 3 Total
Balance at the beginning of period	$6,000	$—	$65,778	$71,778
Gains (losses):
Net realized gains (losses)	—	—	33,744	33,744
Net change in unrealized appreciation (depreciation)	—	6,021	(65,778)	(59,757)
Purchases at cost	—	1,280,921	2,933,551	4,214,472
Sales at proceeds	—	—	(2,967,295)	(2,967,295)
Net discounts (premiums)	—	1	—	1
Transfers into	—	332,275	—	332,275
Transfers out of	—	—	—	—
Balance at the end of period	$6,000	$1,619,218	$—	$1,625,218
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$3,129	Call options written, at value	$27,594
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	44,327	Unrealized depreciation on forward foreign currency exchange contracts	80,142
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	385,256	Unrealized depreciation on interest rate swaps**	126,816
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivables for variation margin on futures contracts*	11,286	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	—
Credit	Swaps	Unrealized appreciation on credit default swaps**	23,420	Unrealized depreciation on credit default swaps**	—
Total			$464,289		$206,958
*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts.

**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

June 30, 2011

At June 30, 2011, the cost of investments was $97,949,791.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$1,557,036
Depreciation	(893,893)
Net unrealized appreciation (depreciation) of investments	$663,143

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings (not covered by the report of independent registered public accounting firm): Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying price at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(7)	For fair value measurement purposes, investment categorized as Level 3.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	Other Assets Less Liabilities includes Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the umber of contracts by strike price by 100.

(11)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(12)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

MDR	Denotes investment is subject to dollar roll transactions.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

ILS	Israeli Shekel

KRW	South Korean Won

PLN	Polish Zloty
SEK	Swedish Krona

ZAR	South African Rand

CLICP	Sinacofi Chile Inter-Bank Rate Average

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

PRIBOR	Prague Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

See accompanying notes to financial statements.

24	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 88.4%

	Aerospace & Defense – 1.4%

$250	Ducommun Inc., 144A	9.750%	7/15/18	B–	$256,875

700	Huntington Ingalls Industries Inc., 144A	6.875%	3/15/18	Ba3	717,500

1,000	Kratos Defense & Security Solutions Inc., 144A	10.000%	6/01/17	B+	1,055,000
1,950	Total Aerospace & Defense				2,029,375
	Air Freight & Logistics – 1.0%

1,500	Park-Ohio Industries Inc., 144A	8.125%	4/01/21	B3	1,500,000
	Airlines – 1.2%

850	Air Canada, 144A	12.000%	2/01/16	B–	877,625

875	Continental Airlines, inc.	7.875%	7/02/18	Ba3	873,280
1,725	Total Airlines				1,750,905
	Auto Components – 2.6%

775	Dana Holding Corporation	6.500%	2/15/19	BB–	767,250

500	Delphi Corporation, 144A	6.125%	5/15/21	BB	493,750

1,000	Neff Rental LLC/Neff Finance Corporation, 144A	9.625%	5/15/16	B–	951,250

1,000	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	1,027,500

500	Uncle Acquisition, 144A	8.625%	2/15/19	B3	515,000
3,775	Total Auto Components				3,754,750
	Automobiles – 2.7%

3,250	Chrysler GP/CG Company, 144A	8.250%	6/15/21	B	3,185,000

750	Ford Motor Company	7.450%	7/16/31	Ba3	850,228
4,000	Total Automobiles				4,035,228
	Biotechnology – 0.3%

500	STHI Holding Corporation, 144A	8.000%	3/15/18	B	507,500
	Building Products – 2.0%

750	Building Materials Corporation, 144A	6.750%	5/01/21	BB+	753,750

900	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	Ba3	938,250

425	Dayton Superior Corporation, (3), (4)	13.000%	6/15/12	Caa3	63,750

500	Nortek Inc., 144A	8.500%	4/15/21	B	462,500

750	Ply Gem Industries Inc., 144A	8.250%	2/15/18	B–	710,625
3,325	Total Building Products				2,928,875
	Capital Markets – 1.7%

1,000	Ace Cash Express Inc., 144A	11.000%	2/01/19	B	1,002,500

750	Constellation Enterprises LLC, 144A	10.625%	2/01/16	B	765,938

750	E Trade Financial Corporation	6.750%	6/01/16	B2	735,000
2,500	Total Capital Markets				2,503,438
	Chemicals – 1.8%

640	Huntsman International LLC, Convertible Bond, Series 2011	8.625%	3/15/21	B–	696,000

1,000	Ineos Group Holdings PLC, 144A	8.500%	2/15/16	CCC	987,500

1,000	Momentive Performance Materials, 144A	9.000%	1/15/21	Caa1	1,020,000
2,640	Total Chemicals				2,703,500
	Commercial Banks – 0.5%

750	Speedy Cash Inc,, 144A	10.750%	10/15/18	B	766,875

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 2.1%

$500	Aramark Holdings Corporation, 144A	8.625%	5/01/16	B–	$508,750

220	Casella Waste Systems Inc., 144A	7.750%	2/15/19	B–	220,550

500	CRDT Merger Sub Inc., 144A	8.125%	6/01/19	B–	500,000

1,000	Donnelley & Son Company	7.250%	5/15/18	BB+	1,000,000

925	Hertz Corporation, 144A	6.750%	4/15/19	B2	915,750
3,145	Total Commercial Services & Supplies				3,145,050
	Construction Materials – 0.7%

1,000	West China Cement Limtied, 144A	7.500%	1/25/16	BB–	960,000
	Consumer Finance – 0.6%

1,000	Springleaf Finance Corporation	6.900%	12/15/17	B	917,500
	Containers & Packaging – 3.2%

750	Berry Plastics Corporation, 144A	9.750%	1/15/21	Caa1	725,625

1,000	Berry Plastics Corporation	4.122%	9/15/14	Caa1	930,000

1,000	Graham Packaging Company LP, GPC Capital Corporation I	8.250%	10/01/18	B–	1,112,500

955	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	900,088

750	Longview Fibre Paper & Packaging, 144A	8.000%	6/01/16	B+	753,750

250	Solo Cup Company	8.500%	2/15/14	CCC	233,125
4,705	Total Containers & Packaging				4,655,088
	Diversified Telecommunication Services – 4.0%

1,510	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	1,570,400

960	Citizens Communications Company	9.000%	8/15/31	BB	984,000

1,320	Insight Communications, 144A	9.375%	7/15/18	B–	1,448,700

750	Integra Telecom, 144A	10.750%	4/15/16	B–	757,500

1,000	Level 3 Communications, 144A	11.875%	2/01/19	CCC	1,078,750
5,540	Total Diversified Telecommunication Services				5,839,350
	Electric Utilities – 2.2%

1,250	Calpine Corporation, 144A	7.875%	7/31/20	B+	1,306,250

500	Empresa Distribuidora y Comercializadora Norte S.A, 144A	9.750%	10/25/22	B2	503,750

946	Midwest Generation LLC	8.560%	1/02/16	Ba3	969,995

500	Texas Competitive Electric Holdings, 144A	11.500%	10/01/20	B2	491,250
3,196	Total Electric Utilities				3,271,245
	Energy Equipment & Services – 1.7%

500	Energy Future Holdings	10.875%	11/01/17	Ca	427,500

500	Forbes Energy Services, 144A	9.000%	6/15/19	Caa1	492,500

600	Jasper Explorer Limited Cyprus	13.500%	5/27/16	N/R	591,486

1,000	Ocean Rig UDW Inc.	9.500%	4/27/16	N/R	995,000
2,600	Total Energy Equipment & Services				2,506,486
	Food & Staples Retailing – 1.5%

500	Harmony Foods Corporation, 144A	10.000%	5/01/16	B3	510,000

1,000	Ingles Markets Inc.	8.875%	5/15/17	BB–	1,070,000

750	Rite Aid Corporation	9.375%	12/15/15	CCC	699,375
2,250	Total Food & Staples Retailing				2,279,375

26	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food Products – 3.3%

$850	Blue Merger Sub Inc., 144A	7.625%	2/15/19	B–	$858,500

1,000	Darling International Inc., 144A	8.500%	12/15/18	BB	1,080,000

500	JBS USA LLC	7.250%	6/01/21	BB	486,250

1,500	Land O Lakes Capital Trust I	7.450%	3/15/28	Ba1	1,428,750

1,000	Marfrig Overseas Limited	9.500%	5/04/20	B+	1,015,000
4,850	Total Food Products				4,868,500
	Health Care Equipment & Supplies – 0.9%

500	Kindred Escrow Corporation, 144A	8.250%	6/01/19	B–	497,500

750	Merge Healthcare Inc.	11.750%	5/01/15	B+	802,500
1,250	Total Health Care Equipment & Supplies				1,300,000
	Health Care Providers & Services – 2.4%

350	Apria Healthcare Group Inc.	11.250%	11/01/14	BB+	362,250

1,000	Community Health Systems, Inc.	8.875%	7/15/15	B	1,030,000

500	National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	500,000

750	Res-Care Inc., 144A	10.750%	1/15/19	B–	783,750

1,000	Tenet Healthcare Corporation	6.875%	11/15/31	CCC+	835,000
3,600	Total Health Care Providers & Services				3,511,000
	Hotels, Restaurants & Leisure – 4.5%

750	Ameristar Casinos, Inc., 144A	7.500%	4/15/21	B+	773,438

500	Chukchansi Economic Development Authority, 144A	8.000%	11/15/13	B	407,500

500	CKE Restaurants Inc.	11.375%	7/15/28	B2	541,250

1,100	Harrah’s Operating Company, Inc., 144A	5.625%	6/01/15	CCC	888,250

750	Harrah’s Operating Company, Inc., 144A	12.750%	4/15/18	CCC	748,125

1,000	Hilton Hotels Corporation	4.761%	11/15/13	N/R	987,500

550	Isle of Capri Casinos, Inc., 144A	7.750%	3/15/19	B–	555,500

750	MGM Mirage Inc.	6.875%	4/01/16	CCC+	703,125

500	Mohegan Tribal Gaming Authority	6.125%	2/15/13	Caa2	415,000

750	Rare Restaurant Group LLC	9.250%	5/15/14	CCC	622,500
7,150	Total Hotels, Restaurants & Leisure				6,642,188
	Household Durables – 1.5%

750	Beazer Homes USA, Inc.	9.125%	6/15/18	CCC	646,875

400	K. Hovnanian Enterprises Inc.	8.625%	1/15/17	Caa2	254,000

1,250	Reynolds Group	8.500%	5/15/18	B–	1,228,125

250	Willima Lyon Homes Inc., Unsecured Senior Note	10.750%	4/01/13	Caa3	129,375
2,650	Total Household Durables				2,258,375
	Household Products – 0.7%

1,000	Central Garden & Pet Compa	8.250%	3/01/18	B+	1,032,500
	Independent Power Producers & Energy Traders – 0.3%

475	NRG Energy Inc., 144A	7.625%	5/15/19	BB–	472,625
	Industrial Conglomerates – 1.7%

1,000	Abengoa Finance SAU, 144A	8.875%	11/01/17	Ba3	1,021,250

750	Offshore Group Investment Limited	11.500%	8/01/15	B–	815,625

700	Panoro Energy ASA	12.000%	11/15/18	N/R	714,000
2,450	Total Industrial Conglomerates				2,550,875

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 0.7%

$1,000	CNO Financial Group Inc., 144A	9.000%	1/15/18	B1	$1,060,000
	IT Services – 2.8%

1,000	CoreLogic Inc., 144A	7.250%	6/01/21	Ba3	975,000

1,538	First Data Corporation, 144A	12.625%	1/15/21	B–	1,645,660

1,500	First Data Corporation, 144A	8.750%	1/15/22	B–	1,466,250
4,038	Total IT Services				4,086,910
	Machinery – 0.5%

750	Commercial Vehicle Group, 144A	7.875%	4/15/19	B2	750,000
	Media – 4.5%

500	AMC Networks Inc., 144A	7.750%	7/15/21	B2	522,500

750	American Media Inc., 144A	13.500%	6/15/18	CCC+	808,125

1,000	Belo Corporation	7.750%	6/01/27	BB–	937,500

500	Clear Channel Communications, Inc., 144A	9.000%	3/01/21	CCC+	478,750

500	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	451,250

750	Cumulus Media Inc., 144A	7.750%	5/01/19	B3	723,750

750	Dish DBS Corporation, 144A	6.750%	6/01/21	BB–	768,750

750	Media General Inc.	11.750%	2/15/17	B2	729,375

750	National CineMedia LLC, 144A	7.875%	7/15/21	B	762,188

500	TL Acquisitions Inc., 144A	10.500%	1/15/15	CCC+	452,500
6,750	Total Media				6,634,688
	Metals & Mining – 6.1%

1,245	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	1,157,850

750	APERAM, 144A	7.750%	4/01/18	BB	755,625

1,000	Fosun International Limited, 144A	7.500%	5/12/16	BB+	990,000

500	Hidili Industry Internationl Development Limited, 144A	8.625%	11/04/15	BB–	491,250

1,000	JMC Steel Group, 144A	8.250%	3/15/18	B	1,015,000

750	Novelis Inc.	8.375%	12/15/17	B	800,625

1,350	Patriot Coal Corporation	8.250%	4/30/18	B+	1,397,250

500	Quadra FNX Mining Limited, 144A	7.750%	6/15/19	BB–	505,000

1,050	Taseko Mines Limited	7.750%	4/15/19	B	1,057,875

750	Thompson Creek Metals Company, 144A	7.375%	6/01/18	B	735,000
8,895	Total Metals & Mining				8,905,475
	Multi-Line Retail – 0.7%

500	Albertson’s, Inc.	8.000%	5/01/31	B	426,250

500	Macys Retail Holdings Inc.	7.875%	8/15/36	BBB–	535,761
1,000	Total Multi-Line Retail				962,011
	Oil, Gas & Consumable Fuels – 12.2%

900	Black Elk Energy Offshore Operations LLC, 144A	13.750%	12/01/15	B–	904,500

750	Calumet Specialty Products, 144A	9.375%	5/01/19	B	772,500

750	Carrizo Oil and Gas Inc.	8.625%	10/15/18	B–	772,500

1,000	Connacher Oil and Gas Limited, 144A	8.500%	8/01/19	BB–	950,000

1,000	Copano Energy LLC	7.125%	4/01/21	B+	987,500

1,350	Energy XXI Gulf Coast Inc., 144A	9.250%	12/15/17	B	1,437,750

350	Global Rig Company ASA	13.000%	6/15/15	N/R	351,750

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,000	Goden Close Marit Corporation	11.000%	12/09/15	N/R	$1,070,000

1,000	Linn Energy LLC Finance Corporation	8.625%	4/15/20	B	1,085,000

1,000	MEG Energy Corportation, 144A	6.500%	3/15/21	BB	1,005,000

500	OGX Petroleo e Gas Participacoes SA, 144A	8.500%	6/01/18	B1	514,250

797	OPTI Canada Inc.	8.250%	12/15/14	Ca	330,755

1,000	Petrohawk Energy Corporation	7.250%	8/15/18	B+	1,026,250

1,675	PetroPlus Finance	9.375%	9/15/19	B	1,683,375

1,817	Sabine Pass LNG LP	7.500%	11/30/16	B+	1,862,425

1,000	SM Energy Company, 144A	6.625%	2/15/19	BB	1,002,500

550	Stone Energy Corporation	8.625%	2/01/17	B	566,500

500	W&T Offshore, Inc., 144A	8.500%	6/15/19	B	506,250

1,000	Western Refining Inc.	11.250%	6/15/17	B	1,125,000
17,939	Total Oil, Gas & Consumable Fuels				17,953,805
	Paper & Forest Products – 3.1%

592	AbitibiBowater Inc., 144A	10.250%	10/15/18	B+	640,840

750	American Papers Inc., 144A	10.500%	6/15/15	B+	781,875

750	Catalyst Paper Corporation, 144A	11.000%	12/15/16	B3	641,250

250	Exopack Holding Corporation, 144A	10.000%	6/01/18	CCC+	248,125

750	Millar Western Forest Products Ltd, 144A	8.500%	4/01/21	B–	675,000

750	Tembec Industries, Inc.	11.250%	12/15/18	B–	784,688

675	Verso Paper Holdings LLC	11.500%	7/01/14	Ba2	718,875
4,517	Total Paper & Forest Products				4,490,653
	Pharmaceuticals – 0.2%

250	Endo Pharmaceutical Holdings Inc., 144A	7.000%	7/15/19	BB–	256,250
	Real Estate – 0.3%

500	CNL Lifestyle Properties Inc., 144A	7.250%	4/15/19	BB–	452,500
	Real Estate Management & Development – 1.4%

500	Central China Real Estate Limited, 144A	12.250%	10/20/15	B+	517,500

1,000	Country Garden Holding Company, 144A	11.125%	2/23/18	BB–	1,030,000

500	Realogy Corporation, 144A	11.500%	4/15/17	Caa3	507,500
2,000	Total Real Estate Management & Development				2,055,000
	Road & Rail – 0.6%

860	DynCorp International Inc., 144A	10.375%	7/01/17	B2	881,500
	Semiconductors & Equipment – 0.7%

1,000	Freescale Semiconductor Inc., 144A	8.050%	2/01/20	CCC+	1,005,000
	Software – 0.2%

250	Softbrands Inc/Atlantis 144A	11.500%	7/15/2018	B–	230,358
	Specialty Retail – 0.7%

975	Armored AutoGroup Inc., 144A	9.250%	11/01/18	CCC+	965,250
	Textiles, Apparel & Luxury Goods – 2.2%

750	Burlington Coat Factory, 144A	10.000%	2/15/19	Caa1	742,500

750	Liz Claiborne Inc., 144A	10.500%	4/15/19	B2	765,000

1,750	Polymer Group Inc., 144A	7.750%	2/01/19	B1	1,754,375
3,250	Total Textiles, Apparel & Luxury Goods				3,261,875

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Thrifts & Mortgage Finance – 0.3%

$500	Alfa Bank, 144A	7.750%	4/28/21	Ba1	$504,400
	Trading Companies & Distributors – 0.6%

750	United Rentals North America Inc.	9.250%	12/15/19	B	813,750
	Wireless Telecommunication Services – 4.1%

680	Buccaneer Merger Sub Inc. Syniverse	9.125%	1/15/19	B–	707,200

750	Clearwire Corporation, 144A	12.000%	12/01/17	Caa2	785,624

814	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	874,990

2,555	Sprint Capital Corporation	6.900%	5/01/19	BB–	2,631,649

1,045	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB–	1,092,024
5,844	Total Wireless Telecommunication Services				6,091,487
$130,594	Total Corporate Bonds (cost $131,113,482)				130,051,515

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 4.2%

	Capital Markets – 0.3%

20,000	Morgan Stanley, Series 2006A	0.000%		BB+	$414,000
	Commercial Banks – 0.8%

1,000	Ally Financial Inc.	7.000%		B3	939,813

14,000	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	255,780
	Total Commercial Banks				1,195,593
	Diversified Financial Services – 1.5%

18,000	Bank of America Corporation	4.000%		BB+	342,900

16,926	Citigroup Capital Trust IX	6.000%		BB+	395,561

15,000	Citigroup Capital Trust XI	6.000%		BB+	349,800

29,000	Citigroup Capital Trust XII	8.500%		BB+	748,780

15,000	JP Morgan Chase Capital Trust XXVI	8.000%		A2	396,900
	Total Diversified Financial Services				2,233,941
	Insurance – 0.6%

14,000	American International Group	7.700%		BBB	350,840

15,000	Endurance Specialty Holdings Limited	7.500%		BBB–	374,250

9,000	PartnerRe Limited	7.250%		BBB+	228,510
	Total Insurance				953,600
	Marine – 0.3%

13,000	Seaspan Corporation	9.500%		N/R	354,770
	Real Estate Investment Trust – 0.7%

10,000	CommomWealth REIT	7.250%		Baa3	249,900

5,000	Equity Lifestyle Properties Inc.	8.034%		N/R	126,650

10,000	Hersha Hospitality Trust	8.000%		N/R	247,100

15,000	Pebblebrook Hotel Trust	7.875%		N/R	377,100
	Total Real Estate Investment Trust				1,000,750
	Total $25 Par (or similar) Preferred Securities (cost $6,186,616)				6,152,654

30	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8%

	U.S. Treasury Bonds/Notes – 0.8%

$155	United States of America Treasury Notes/Bonds, (5)	3.380%	6/30/13	Aaa	$164,009

1,000	United States of America Treasury Notes/Bonds	1.500%	12/31/13	Aaa	1,021,484
$1,155	Total U.S. Government and Agency Obligations (cost $1,158,591)				1,185,493

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 1.4%

	Consumer Finance – 0.2%

$500	AFGC Capital Trust I, 144A	6.000%	1/15/17	Caa2	$337,500
	Insurance – 1.2%

1,000	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	880,000

1,000	XL Capital Ltd	6.500%	10/15/57	BBB–	917,500
2,000	Total Insurance				1,797,500
$2,500	Total Capital Preferred Securities (cost $2,100,218)				2,135,000

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 14.2%

$20,828	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/11, repurchase price $20,828,302, collateralized by $20,780,000 U.S. Treasury Notes, 1.500%, due 12/31/13, value $21,247,550	0.010%	7/01/2011		$20,828,296
	Total Short-Term Investments (cost $20,828,296)				20,828,296
	Total Investments (cost $161,387,203) – 109.0%				160,352,958
	Other Assets Less Liabilities – (9.0)% (6)				(13,250,123)
	Net Assets – 100%				$147,102,835

Investments in Derivatives

Credit Default Swaps outstanding at June 30, 2011:

Counterparty	Referenced Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount (U.S. Dollars)	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
UBS AG	DJ High Yield CDX	Sell	4.61%	$10,000,000	5.000%	6/20/16	$177,288	$196,038
*	Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$129,987,765	$63,750	$130,051,515
$25 Par (or similar) Preferred Securities	5,212,841	939,813	—	6,152,654
U.S. Government and Agency Obligations	—	1,185,493	—	1,185,493
Capital Preferred Securities	—	2,135,000	—	2,135,000
Short-Term Investments	—	20,828,296	—	20,828,296
Derivatives:
Credit Default Swaps*	—	196,038	—	196,038
Total	$5,212,841	$155,272,405	$63,750	$160,548,996
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Corporate Bonds
Balance at the beginning of period	$63,750
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$63,750

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Credit	Swaps	Unrealized appreciation on credit default swaps*	$196,038	Unrealized depreciation on credit default swaps*	$—
*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $161,504,479.

32	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$2,254,766
Depreciation	(3,406,287)
Net unrealized appreciation (depreciation) of investments	$(1,151,521)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings (not covered by the report of independent registered public accounting firm): Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Other Assets Less Liabilities includes Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as notes within Investments in Derivatives.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.2%

	Multi-Line Retail – 0.2%

$200	Saks, Inc., Convertible Bonds	2.000%	3/15/24	BB–	$208,500
$200	Total Convertible Bonds (cost $202,083)				208,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 61.7%

	Aerospace & Defense – 1.1%

$1,000	TransDigm Inc., 144A	7.750%	12/15/18	B–	$1,050,000
	Auto Components – 0.6%

500	Tenneco Inc.	7.750%	8/15/18	BB–	523,750
	Biotechnology – 1.0%

1,000	Angiotech Pharmaceuticals Inc.	4.004%	12/01/13	N/R	890,000
	Capital Markets – 0.9%

800	Energy Future Intermediate Holding Company LLC	10.000%	12/01/20	B–	853,168
	Chemicals – 1.6%

500	Ferro Corporation	7.875%	8/15/18	B+	518,750

200	Hexion US Finance Corporation	8.875%	2/01/18	B3	208,000

200	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B–	211,000

500	PolyOne Corporation	7.375%	9/15/20	BB–	523,750
1,400	Total Chemicals				1,461,500
	Commercial Banks – 0.5%

500	CIT Group Inc.	7.000%	5/10/15	B+	500,625
	Commercial Services & Supplies – 2.2%

2,000	McJunkin Red Man Corporation, 144A	9.500%	12/15/16	B–	2,035,000
	Communications Equipment – 1.3%

1,000	Avaya Inc., 144A	7.000%	4/01/19	B1	967,500

200	Avaya Inc.	10.125%	11/01/15	CCC+	205,500
1,200	Total Communications Equipment				1,173,000
	Computers & Peripherals – 0.9%

800	Seagate HDD Cayman, 144A	7.750%	12/15/18	BB+	840,000
	Consumer Finance – 0.6%

500	Ally Financial Inc.	7.500%	9/15/20	B+	522,500
	Diversified Financial Services – 1.5%

973	AMO Escrow Corporation, 144A	11.500%	12/15/17	B	1,041,110

400	CIT Group Inc.	7.000%	5/01/17	B+	399,000
1,373	Total Diversified Financial Services				1,440,110
	Diversified Telecommunication Services – 7.3%

1,500	Cincinnati Bell Inc.	8.375%	10/15/20	B	1,496,250

200	Insight Communications, 144A	9.375%	7/15/18	B–	219,500

1,000	IntelSat Jackson Holdings, 144A	7.250%	4/01/19	B	992,500

1,000	IntelSat Jackson Holdings, 144A	7.500%	4/01/21	B	993,750

2,000	Nortel Networks Limited, (5), (6)	0.000%	7/15/11	N/R	1,852,500

250	Windstream Corporation	8.125%	9/01/18	Ba3	265,000

1,000	Windstream Corporation	7.500%	4/01/23	Ba3	1,000,000
6,950	Total Diversified Telecommunication Services				6,819,500

34	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 1.7%

$400	Calpine Corporation, 144A	7.875%	7/31/20	B+	$418,000

200	Energy Future Holdings	10.250%	1/15/20	B–	212,292

1,000	Texas Competitive Electric Holdings, 144A	11.500%	10/01/20	B2	982,500
1,600	Total Electric Utilities				1,612,792
	Energy Equipment & Services – 1.1%

1,000	Trinidad Drilling Limited, 144A	7.875%	1/15/19	BB–	1,035,000
	Food & Staples Retailing – 0.6%

500	Rite Aid Corporation	8.000%	8/15/20	B+	538,750
	Food Products – 2.2%

2,000	Blue Merger Sub Inc., 144A	7.625%	2/15/19	B–	2,020,000
	Health Care Equipment & Supplies – 1.2%

1,000	Biomet Inc.	11.625%	10/15/17	B–	1,107,500
	Health Care Providers & Services – 3.1%

1,000	Aviv Healthcare Properties LP, 144A	7.750%	2/15/19	B+	1,022,500

200	Capella Healthcare Inc., 144A	9.250%	7/01/17	B	211,000

1,000	HealthSouth Corporation	7.750%	9/15/22	B+	1,053,750

132	Select Medical Corporation	7.625%	2/01/15	CCC+	130,680

500	Universal Health Services Inc.	7.000%	10/01/18	B+	515,000
2,832	Total Health Care Providers & Services				2,932,930
	Health Care Technology – 0.5%

500	MedAssets Inc., 144A	8.000%	11/15/18	B–	495,000
	Hotels, Restaurants & Leisure – 2.5%

500	Harrah’s Operating Company, Inc., 144A	5.625%	6/01/15	CCC	403,750

200	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	220,750

200	Pinnacle Entertainment Inc.	8.750%	5/15/20	B	209,500

500	Scientific Games Corporation	8.125%	9/15/18	BB–	518,750

1,000	Sven Seas Cruises S de RL LLC, 144A	9.125%	5/15/19	B–	1,030,000
2,400	Total Hotels, Restaurants & Leisure				2,382,750
	Household Durables – 0.5%

500	Reynolds Group, 144A	6.875%	2/15/21	BB	487,500
	Household Products – 0.2%

200	Central Garden & Pet Compa	8.250%	3/01/18	B+	206,500
	Independent Power Producers & Energy Traders – 2.1%

1,000	NRG Energy Inc., 144A	7.625%	1/15/18	BB–	1,002,500

1,000	NRG Energy Inc., 144A	7.875%	5/15/21	BB–	997,500
2,000	Total Independent Power Producers & Energy Traders				2,000,000
	IT Services – 4.2%

1,200	Earthlink Inc., 144A	8.875%	5/15/19	B2	1,089,000

2,000	First Data Corporation, 144A	7.375%	6/15/19	B+	2,015,000

800	First Data Corporation	9.875%	9/24/15	B–	822,000
4,000	Total IT Services				3,926,000
	Machinery – 1.3%

250	Accuride Corporation	9.500%	8/01/18	B	267,500

1,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	967,500
1,250	Total Machinery				1,235,000

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 5.7%

$1,000	Charter Communications, CCO Holdings LLC	7.000%	1/15/19	BB–	$1,030,000

500	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	451,250

500	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC–	332,500

400	Entravision Communications Corporation	8.750%	8/01/17	B1	414,000

500	Kabel BW Erste Beteilgungs GmbH, 144A	7.500%	3/15/19	B+	510,000

500	Nielsen Finance LLC Co	7.750%	10/15/18	B+	525,000

2,000	Readers Digest Association	9.500%	2/15/17	B1	2,065,000
5,400	Total Media				5,327,750
	Metals & Mining – 0.6%

500	Novelis Inc.	8.750%	12/15/20	B	540,000
	Oil, Gas & Consumable Fuels – 3.3%

1,000	Arch Coal Inc., 144A	7.250%	6/15/21	B+	1,001,250

200	Chaparral Energy Inc.	8.875%	2/01/17	B–	207,000

600	Energy XXI Gulf Coast Inc., 144A	7.750%	6/15/19	B	597,000

1,000	Genesis Energy LP, 144A	7.875%	12/15/18	B+	995,000

250	Western Refining Inc., 144A	10.750%	6/15/14	B	267,500
3,050	Total Oil, Gas & Consumable Fuels				3,067,750
	Paper & Forest Products – 0.7%

750	Catalyst Paper Corporation, 144A	11.000%	12/15/16	B3	641,250
	Pharmaceuticals – 1.6%

500	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB–	483,750

1,000	Warner Chilcott Company LLC, 144A	7.750%	9/15/18	BB	1,008,750
1,500	Total Pharmaceuticals				1,492,500
	Road & Rail – 0.8%

200	Florida East Railway Corporation, 144A	8.125%	2/01/17	B–	206,500

500	Swift Services Holdings Inc.	10.000%	11/15/18	B–	529,375
700	Total Road & Rail				735,875
	Semiconductors & Equipment – 0.3%

250	Advanced Micro Devices, Inc.	7.750%	8/01/20	Ba3	257,500
	Software – 0.8%

850	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	Caa1	783,216
	Specialty Retail – 3.7%

700	Brookstone Company Inc., 144A	13.000%	10/15/14	CCC+	593,250

1,000	Claires Stores, Inc.	10.500%	6/01/17	CCC	942,500

2,000	Toys “R” Us, Inc.	7.375%	10/15/18	B3	1,942,500
3,700	Total Specialty Retail				3,478,250
	Textiles, Apparel & Luxury Goods – 2.4%

1,000	Levi Strauss & Company	7.625%	5/15/20	B+	1,000,000

1,000	Perry Ellis International	7.875%	4/01/19	B+	1,032,500

250	Polymer Group Inc., 144A	7.750%	2/01/19	B1	250,625
2,250	Total Textiles, Apparel & Luxury Goods				2,283,125
	Wireless Telecommunication Services – 1.1%

1,000	Buccaneer Merger Sub Inc. Syniverse	9.125%	1/15/19	B–	1,040,000
$57,755	Total Corporate Bonds (cost $57,049,730)				57,736,091

36	Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 30.5% (4)

	Airlines – 0.3%

$246	United Air Lines Inc., Delayed Draw Term Loan	2.188%	2/01/14	BB–	$235,506
	Biotechnology – 0.4%

300	Grifols SA, Term Loan	6.000%	6/01/17	BB	301,750
	Building Products – 0.4%

331	Goodman Global Holdings, Term Loan B	5.750%	10/28/16	B+	332,463
	Chemicals – 0.5%

498	Univar, Inc., Term Loan B	5.000%	6/30/17	B	497,367
	Commercial Services & Supplies – 1.1%

1,000	KAR Auction Services Inc., Term Loan B	5.000%	5/19/17	BB–	1,003,906
	Communications Equipment – 2.8%

413	Avaya Inc., Term Loan	5.250%	10/24/14	B+	397,829

829	Avaya Inc., Term Loan	1.000%	10/26/17	B1	801,194

748	CommScope Inc., Term Loan B	5.000%	1/14/18	BB	751,697

650	Intelsat Term Loan	5.250%	4/02/18	BB–	652,979
2,640	Total Communications Equipment				2,603,699
	Consumer Finance – 0.4%

375	Springleaf Finance Corporation, Term Loan	5.500%	5/06/17	B+	368,398
	Electrical Equipment – 0.4%

400	Sensata Technologies B.V., Term Loan B	4.000%	5/12/18	BB+	400,213
	Food & Staples Retailing – 2.0%

1,990	US Foodservice, Term Loan B	2.690%	7/03/14	B3	1,870,259
	Food Products – 0.5%

496	Pierre Foods Inc., Term Loan	7.000%	9/30/16	B+	500,489
	Health Care Providers & Services – 5.5%

748	Emergency Medical Services Corporation, Term Loan	5.250%	5/25/18	B+	746,722

1,000	Golden Gate National Senior Care LLC, Term Loan	5.000%	5/04/18	B+	982,495

467	IASIS Healthcare LLC, Term Loan B	5.000%	5/03/18	Ba3	467,367

458	Kindred Healthcare Inc., Term Loan	5.250%	6/01/18	Ba3	458,448

508	LifeCare Holdings Inc, Term Loan B	7.982%	2/01/16	B2	518,519

93	LifeCare Holdings New Term Loan, (w1/DD)	TBD	TBD	CCC–	94,466

385	MultiPlan, Inc., Term Loan	4.750%	8/26/17	Ba3	383,834

748	National Mentor Inc., Series 144A	7.000%	2/09/17	B+	747,751

500	Select Medical Holdings Corporation, Term Loan B	5.500%	6/01/18	BB–	491,875

247	Skilled Healthcare Group Inc., Term Loan	5.250%	4/09/16	B+	247,030
5,154	Total Health Care Providers & Services				5,138,507
	Hotels, Restaurants & Leisure – 0.4%

350	Six Flags Inc Term Loan B	5.250%	6/30/16	BB	352,625
	Household Products – 0.5%

498	Visant Holding Corporation, Term Loan	5.250%	12/22/16	BB–	497,345
	Industrial Conglomerates – 0.5%

499	US Foodservice, Term Loan B	5.750%	3/31/17	B–	485,450
	IT Services – 3.0%

500	Attachmate Corporation, First Lien Term Loan	6.500%	4/27/17	BB–	502,604

203	First Data Corporation, Term Loan B-1	4.186%	3/24/18	B+	186,332

22	First Data Corporation, Term Loan B-2	2.936%	9/24/14	B+	20,019

720	Frac Tech INternational LLC, Term Loan B	6.250%	5/03/16	B+	719,839

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value

	IT Services (continued)

$458	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	6.436%	3/02/14	CCC+	$399,323

792	Infor Global Solutions, Second Lien Term Loan B1	6.436%	3/02/14	CCC+	682,812

299	Syniverse Holdings Term Loan	5.250%	12/21/17	BB–	300,366
2,994	Total IT Services				2,811,295
	Media – 0.7%

1,000	Tribune Company, Term Loan B, (5), (6)	0.000%	6/04/14	Ca	680,694
	Multiline Retail – 0.5%

500	Neiman Marcus Group Inc., Term Loan	4.750%	5/16/18	BB–	494,517
	Oil, Gas & Consumable Fuels – 0.6%

565	Western Refining, Inc., Term Loan	7.500%	3/15/17	B	572,826
	Personal Products – 0.4%

310	NBTY Inc, Term Loan B	4.250%	10/01/17	BB–	310,527
	Pharmaceuticals – 1.5%

279	Convatec Healthcare Term Loan B	5.750%	12/30/16	Ba3	279,208

500	Graceway Pharmaceuticals Inc, Term Loan, (w1/DD)	TBD	TBD	Caa2	285,000

800	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB–	796,250
1,579	Total Pharmaceuticals				1,360,458
	Real Estate Management & Development – 1.0%

494	Capital Automotive LP, Term Loan B	5.000%	3/11/17	Ba3	494,543

438	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	438,867
932	Total Real Estate Management & Development				933,410
	Road & Rail – 0.7%

649	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB–	653,821
	Semiconductors & Equipment – 0.5%

499	NXP Term Loan	4.500%	3/04/17	B–	501,712
	Specialty Retail – 5.5%

249	Burlington Coat Factory Warehouse Corporation, Term Loan	6.250%	2/23/17	B–	249,219

825	Claires Stores, Term Loan	3.023%	5/29/14	B	753,274

458	Jo-Ann Stores Inc., Term Loan B	4.750%	3/16/18	B+	452,604

1,980	PetCo Animal Supplies Inc., Term Loan B	4.500%	11/24/17	B1	1,978,146

1,760	Toys R Us Term Loan	5.250%	5/17/18	BB–	1,748,560
5,272	Total Specialty Retail				5,181,803
	Wireless Telecommunication Services – 0.4%

482	Clear Channel Communications Inc., Term Loan B	3.836%	1/29/16	CCC+	407,528
$29,559	Total Variable Rate Senior Loan Interests (cost $28,382,499)				28,496,568

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 6.9%

$6,452	Repurchase Agreement with State Street Bank, dated 6/30/11, repurchase price $6,451,812, collateralized by $6,540,000 U.S. Treasury Notes, 1.750%, due 5/31/16, value $6,584,891	0.010%	7/01/11		$6,451,810
	Total Short-Term Investments (cost $6,451,810)				6,451,810
	Total Investments (cost $92,086,122) – 99.3%				92,892,969
	Other Assets Less Liabilities – 0.7%				677,375
	Net Assets – 100%				$93,570,344

38	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$208,500	$—	$208,500
Corporate Bonds	—	57,736,091	—	57,736,091
Variable Rate Senior Loan Interests	—	28,496,568	—	28,496,568
Short-Term Investments	—	6,451,810	—	6,451,810
Total	$—	$92,892,969	$—	$92,892,969

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $92,098,138.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$1,502,420
Depreciation	(707,589)
Net unrealized appreciation (depreciation) of investments	$794,831

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings (not covered by the report of independent registered public accounting firm): Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	At or subsequent to June 30, 2011, this issue was under the protection of the Federal Bankruptcy Court.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
N/R	Not rated.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 19.4%

	Commercial Services & Supplies – 2.1%

$200	McJunkin Red Man Corporation, 144A	9.500%	12/15/16	B–	$203,500
	Communications Equipment – 1.1%

125	Avaya Inc., 144A	7.000%	4/01/19	B1	120,938
	Diversified Financial Services – 3.5%

350	UPCB Finance III Limited, 144A	6.625%	7/01/20	Ba3	345,625
	IT Services – 2.1%

200	First Data Corporation	9.875%	9/24/15	B–	205,500
	Media – 3.4%

330	Readers Digest Association	9.500%	2/15/17	B1	340,725
	Metals & Mining – 3.1%

300	Quadra FNX Mining Limited, 144A	7.750%	6/15/19	BB–	303,000
	Pharmaceuticals – 4.1%

400	Warner Chilcott Company LLC, 144A	7.750%	9/15/18	BB	403,500
$1,905	Total Corporate Bonds (cost $1,966,861)				1,922,788

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 77.8% (4)

	Aerospace & Defense – 1.3%

$133	Tasc Inc., Term Loan B	4.500%	12/31/15	BB	$133,063
	Chemicals – 2.7%

272	PQ Corporation, Term Loan B	3.511%	7/31/14	B+	264,340
	Commercial Services & Supplies – 3.7%

125	KAR Auction Services Inc., Term Loan B	TBD	TBD	BB–	125,488

23	ServiceMaster Company, Delayed Draw Term Loan, w1/DD	TBD	TBD	B+	21,987

227	ServiceMaster Company, Term Loan B, w1/DD	2.705%	7/24/14	B+	220,784
375	Total Commercial Services & Supplies				368,259
	Communications Equipment – 3.4%

349	Avaya Inc., Term Loan	4.755%	10/26/17	B1	337,415
	Consumer Finance – 3.7%

375	Springleaf Finance Corporation, Term Loan	5.500%	5/06/17	B+	368,398
	Diversified Consumer Services – 3.3%

335	Laureate Education, Inc., Delayed Term Loan, w1/DD	TBD	TBD	B1	324,955
	Energy Equipment & Services – 1.9%

185	Gibson Energy Inc., First Lien Term Loan	5.750%	6/15/18	B1	184,780
	Food & Staples Retailing – 2.4%

250	US Foodservice, Term Loan B	2.690%	7/03/14	B3	235,000
	Food Products – 2.5%

250	JBS USA Holdings Inc., Term Loan B	4.250%	5/25/18	BB	250,078
	Health Care Providers & Services – 14.8%

249	Community Health Systems Inc., Extended Term Loan	3.754%	1/25/17	BB	243,760

400	Golden Gate National Senior Care LLC, Term Loan	5.000%	5/04/18	B+	392,998

249	IASIS Healthcare LLC, Term Loan B	5.000%	5/03/18	Ba3	249,500

278	LifeCare Holdings New Term Loan, w1/DD	TBD	TBD	CCC–	283,397

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value

	Health Care Providers & Services (continued)

$300	Select Medical Holdings Corporation, Term Loan B	5.500%	6/01/18	BB–	$295,125
1,476	Total Health Care Providers & Services				1,464,780
	Hotels, Restaurants & Leisure – 4.6%

250	Harrah’s Operating Company, Inc., Term Loan B2	3.247%	1/28/15	B	224,999

250	Orbitz Worldwide, Inc., Term Loan	3.225%	7/25/14	B+	230,781
500	Total Hotels, Restaurants & Leisure				455,780
	Industrial Conglomerates – 2.5%

249	US Foodservice, Term Loan B, w1/DD	TBD	TBD	B–	242,725
	Internet Software & Services – 3.2%

350	Sabre, Inc., Term Loan, w1/DD	TBD	TBD	B1	313,228
	IT Services – 8.9%

250	First Data Corporation, Term Loan B-1	4.186%	3/24/18	B+	229,834

360	Frac Tech INternational LLC, Term Loan B	6.250%	5/03/16	B+	359,919

104	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, w1/DD	TBD	TBD	B+	100,675

195	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, w1/DD	TBD	TBD	B+	190,499
909	Total IT Services				880,927
	Multi-Line Retail – 5.0%

500	Neiman Marcus Group Inc., Term Loan	4.750%	5/16/18	BB–	494,516
	Real Estate Investment Trust – 3.1%

308	Istar Financial Inc., Term Loan A2, w1/DD	TBD	TBD	BB–	303,914
	Real Estate Management & Development – 2.5%

249	Capital Automotive LP, Term Loan B, w1/DD	TBD	TBD	Ba3	249,019
	Software – 3.5%

350	IPC Systems, Inc., Term Loan, First Lien, w1/DD	TBD	TBD	B1	342,125
	Specialty Retail – 2.2%

220	Toys R Us Term Loan	5.250%	5/17/18	BB–	218,570
	Wireless Telecommunication Services – 2.6%

300	Clear Channel Communications Inc., Term Loan B	3.836%	1/29/16	CCC+	253,641
$7,935	Total Variable Rate Senior Loan Interests (cost $7,760,006)				7,685,513
	Total Investments (cost $9,726,867) – 97.2%				9,608,301
	Other Assets Less Liabilities – 2.8%				275,624
	Net Assets – 100%				$9,883,925

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

42	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,922,788	$—	$1,922,788
Variable Rate Senior Loan Interests	—	7,685,513	—	$7,685,513
Total	$—	$9,608,301	$—	$9,608,301

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $9,728,013.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$29,385
Depreciation	(149,097)
Net unrealized appreciation (depreciation) of investments	$(119,712)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings (not covered by the report of independent registered public accounting firm): Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Nuveen Investments	43

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2011